Other Payable	12 Months Ended
Dec. 31, 2012
Other Payable [Abstract]
OTHER PAYABLE
NOTE 9 – OTHER PAYABLE

Other payable consists of the following:

	December 31, 2012	December 31, 2011

Dividend Payable	$615,330	$330,854
	$614,330	$330,854

Dividend payable was based on 5% annual rate of issued preferred shares. Dividend payable was valued at $615,330 and $330,854 as of December 31, 2012 and December 2011 respectively.